NOTE 13 - COMMON STOCK TO BE ISSUED	12 Months Ended
Dec. 31, 2015
Common Stock To Be Isssued [Abstract]
Common Stock To Be Isssued [Text Block]
NOTE 13 -       COMMON STOCK TO BE ISSUED

In the fourth quarter of 2015, the Company entered into several consulting and endorsement agreements, pursuant to which 140,000 shares of the Company’s common stock were issued in January 2016. The Company has yet to issue 90,206 shares of the Company’s common stock in connection with the Series B conversion because certain Series B stockholders have not yet surrendered their Series B stock certificate or returned other necessary documentation to the Company.

During fiscal year 2014, the Company received a deposit from an investor totaling $15,000 for the purchase of 3,000 shares of common stock and associated warrants.  The Company issued these shares in fiscal 2015 pursuant to an agreement between the investor and the Company.  The term of the warrants is four years, and the exercise price is $19.00 per share.  The warrants will have no value assigned to them because the warrants are being issued as a unit with the shares of common stock.  (See Note 14).

In September 2014, the Company received deposits totaling $24,000 from warrant holders for the purchase of 2,400 shares of common stock.  The exercise price of the warrants was $6.50 and $7.50 per share.

During fiscal years 2014 and 2013, the Company has received a series of small deposits from a single investor totaling $3,000 for the purchase of shares of common stock and warrants to purchase 600 shares of common stock.  The Company issued these shares in 2015.  The term of the warrants is four years, and the exercise price is $5.00 per share.  The warrants will have no value assigned to them because the warrants will be issued as a unit with common stock shares.

The following table provides a reconciliation of the transactions, number of shares and associated common stock values for the common stock to be issued at December 31, 2015 and December 31, 2014.

	At December 31, 2015		At December 31, 2014
Common stock to be issued per:	# of Shares	$ Value	# of Shares	$ Value

A stock deposit received for common stock to be issued at $5.00 per share	-	$3,000	3,600	$18,000
A stock deposit received for common stock to be issued at $10.00 per share	-	-	2,400	24,000
Series B conversion common stock to be issued	75,000	9	-	-
Note conversion common stock to be issued at $8.50 and $3.49 per share	45,206	238,997	-	-
Consulting and Endorsement agreement common stock to be issued at $6.50 and $2.50	140,000	458,115	-	-
			-	-

Total number of shares and value	260,206	$700,121	6,000	$42,000